ECONOMIC DEPENDENCE	12 Months Ended
Dec. 31, 2017
Disclosure of acquisition of economic dependence [Abstract]
ECONOMIC DEPENDENCE
13.	ECONOMIC DEPENDENCE

For the year ended December 31, 2017, all the sales were generated by three customers (2016 - two customers, 2015 - none). The loss of this customer could have a material adverse effect on the Company’s financial position and results of operations.

During the year ended December 31, 2017, the Company had revenue from three customers representing 100% (2016 - 100%, 2015 - N/A) of total revenues for the year.